Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of treasury share
(1)	Treasury shares as of December 31, 2021 and 2020 are as follows:

(In millions of won, except for share data)
	December 31, 2021		December 31, 2020
Number of shares		1,250,992	9,418,558
Acquisition cost	￦	57,314	2,123,661

Summary of changes in treasury shares
(2)	Changes in treasury shares for the years ended December 31, 2021 and 2020 are as follows:

(In shares)
	2021	2020
Treasury shares at January 1	9,418,558	7,609,263
Acquisition(*1)	288,000	1,809,295
Disposal(*2)	(626,740)	—
Retirement of treasury shares(*3)	(8,685,568)	—
Stock split(*4)	1,577,000	—
Spin-off(*5)	(719,955)	—
Disposal(*6)	(303)	—

Treasury shares at December 31	1,250,992	9,418,558

(*1)
The Parent Company acquired 288,000 of its treasury shares for

~~￦~~

72,982 million and 1,809,295 of its treasury shares for

~~￦~~

426,664 million in an effort to increase shareholder value by stabilizing its stock price for the years ended December 31, 2021 and 2020, respectively.

(*2)
The Parent Company distributed 626,240 treasury shares (acquisition cost:

~~￦~~

141,342 million) as bonus payment to the employees and congratulatory bonus payment for the spin-off,
resulting in gain on disposal of treasury shares of

~~￦~~

2,659 million and loss on disposal of treasury shares of

~~￦~~

114,359 million, respectively. In addition, the Parent Company distributed 500 treasury shares (acquisition cost:

~~￦~~

113 million) as compensation to the
non-executive
directors, resulting in gain on disposal of treasury shares of

~~￦~~

48 million for the year ended December 31, 2021.

(*3)
The Parent Company retired 8,685,568 treasury shares with reduction of its retained earnings before appropriation, as a result, the
P
a
rent
Company’s issued shares have decreased without change in share capital for the year ended December 31, 2021.

(*4)
The stock split of the Parent Company’s common stock was approved at the shareholders’ meeting held on October 12, 2021, to increase the number of its outstanding shares, effective from October 28, 2021.

(*5)
773,987

treasury shares, some of treasury shares held by the Parent Company, have been replaced common shares of SK Square Co., Ltd., spin-off
company, due to
spin-off.
Meanwhile. the Parent Company acquired 54,032 of its treasury shares (acquisition cost:

~~￦~~

3,129 million) for the purpose of handling single shares after stock split and spin-off.

(*6)
The Parent Company distributed 303 treasury shares (acquisition cost:

~~￦~~

14 million) as congratulatory bonus payment of
spin-off
to the employee, resulting in loss on disposal of treasury shares of

~~￦~~

14 million for the year ended December 31, 2021.